Document And Entity Information	3 Months Ended
May 31, 2020
Document And Entity Information [Abstract]
Document Type	S-4
Entity Registrant Name	Tenzing Acquisition Corp.
Entity Central Index Key	0001742927
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false